Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	379.78
Total Transaction Valuation	2,750,000
Total Offset Amount	0
Net Fee	$ 379.78
Offering Table N/A
Offset Table N/A	N/A